Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and entity information [abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	CSTM
Title of 12(b) Security	New York Stock Exchange
Entity Registrant Name	Constellium SE
Entity Central Index Key	0001563411
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	137,867,418